Summary Prospectus
March 1, 2017
Hartford Schroders US Small/Mid Cap Opportunities Fund
Class A	Class T	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
SMDVX	HFDLX	HFDCX	SMDIX	HFDRX	HFDSX	HFDTX	HFDYX	HFDFX
Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund, including the Fund's daily net asset value, online at www.hartfordfunds.com/prospectuses.html. You can also get this information at no cost by calling 1-888-843-7824 or request a copy of the prospectus by sending an e-mail to orders@mysummaryprospectus.com. The Fund's prospectus and statement of additional information dated March 1, 2017, as may be amended, supplemented or restated, are incorporated by reference into this summary prospectus. The Fund's statement of additional information may be obtained, free of charge, in the same manner as the Fund's prospectus.
INVESTMENT OBJECTIVE. The Fund seeks capital appreciation.
Your Expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” section beginning on page 101 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 80 of the Fund’s statement of additional information. In addition, descriptions of any financial intermediary specific sales load waivers and/or discounts are reproduced in Appendix A to the statutory prospectus based on information provided by the financial intermediaries. The table and examples below do not reflect any transaction fees that may be charged by financial intermediaries. In addition, the table and examples below do not reflect any commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class F shares.
Shareholder Fees  (fees paid directly from your investment)
Share Classes	A	T	C	I	R3	R4	R5	Y	F
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	2.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	None	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses(2) (expenses that you pay each year as a percentage of the value of your investment)
Share Classes	A	T	C	I	R3	R4	R5	Y	F
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	0.25%	1.00%	None	0.50%	0.25%	None	None	None
Total other expenses	0.14%	0.14%	0.14%	0.13%	0.27%	0.22%	0.17%	0.11%	0.06%
Administrative services fee	None	None	None	None	0.20%	0.15%	0.10%	None	None
Other expenses	0.14%	0.14%	0.14%	0.13%	0.07%	0.07%	0.07%	0.11%	0.06%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.26%	1.26%	2.01%	1.00%	1.64%	1.34%	1.04%	0.98%	0.93%
Fee waiver and/or expense reimbursement(3)	0.00%	0.00%	0.00%	0.00%	0.02%	0.02%	0.02%	0.01%	0.01%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.26%	1.26%	2.01%	1.00%	1.62%	1.32%	1.02%	0.97%	0.92%
(1)
For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)
Fees and expenses have been restated to reflect estimated amounts for the current fiscal year.

(3)
Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.30% (Class A), 1.30% (Class T), 2.05% (Class C), 1.05% (Class I), 1.60% (Class R3), 1.30% (Class R4), 1.00% (Class R5), 0.95% (Class Y) and 0.90% (Class F). This contractual arrangement will remain in effect until October 24, 2018 and shall renew automatically for one-year terms thereafter unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds II, Inc. In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for Class A, T,

C, I, R3, R4, R5 and Y shares. This contractual arrangement will remain in effect until February 28, 2018 and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds II, Inc. HASCO has contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018.
Example. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:
•
Your investment has a 5% return each year

•
The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•
You reinvest all dividends and distributions

•
You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Share Classes	Year 1	Year 3	Year 5	Year 10
A	$671	$928	$1,204	$1,989
T	$375	$640	$924	$1,735
C	$304	$630	$1,083	$2,338
I	$102	$318	$552	$1,225
R3	$165	$515	$890	$1,942
R4	$134	$423	$732	$1,611
R5	$104	$329	$572	$1,269
Y	$99	$311	$541	$1,200
F	$94	$295	$514	$1,142
You would pay the following expenses if you did not redeem your shares:
Share Classes	Year 1	Year 3	Year 5	Year 10
A	$671	$928	$1,204	$1,989
T	$375	$640	$924	$1,735
C	$204	$630	$1,083	$2,338
I	$102	$318	$552	$1,225
R3	$165	$515	$890	$1,942
R4	$134	$423	$732	$1,611
R5	$104	$329	$572	$1,269
Y	$99	$311	$541	$1,200
F	$94	$295	$514	$1,142
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY. The Fund normally invests principally in equity securities and will normally invest at least 80% of its assets in securities of companies considered by the Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA” or the “Sub-Adviser”), at the time to be small or mid cap companies located in the United States. The Fund may also invest in equity securities of micro cap companies or larger companies if the Sub-Adviser believes they offer the potential for capital appreciation. The Sub-Adviser seeks to identify securities that it believes offer the potential for capital appreciation, based on novel, superior or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestitures or new management, or other factors. The Fund may invest in common and preferred stocks, convertible securities and warrants, as well as in over-the-counter securities. The Fund may also invest in securities issued in initial public offerings (“IPOs”) and real estate investment trusts (“REITs”).
The Sub-Adviser currently defines small or mid cap companies as companies with a market capitalization within the collective range of the Russell 2500 Index and the MSCI USA SMID Cap Index. As of December 30, 2016, this range was approximately $21 million to $22.4 billion. The market capitalization range of the Russell 2500 Index and the MSCI USA SMID Cap Index changes over time.
PRINCIPAL RISKS. The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.
Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.
Mid Cap and Small Cap Securities Risk −Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.
Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions. Securities purchased in IPOs have no trading history, limited issuer information and potentially increased volatility.
Real Estate Related Securities Risks −In addition to general market risk, the main risk of real estate related securities is that the value of the underlying real estate may go down due, among other factors, to the strength of the general and local economies, the amount of new construction in a particular area, the laws and regulations affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. The real estate industry is particularly sensitive to economic downturns. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.
Liquidity Risk −The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's performance.
Investment Strategy Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund’s investment objective will be achieved.
Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.
The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.
PAST PERFORMANCE. The performance information below indicates the risks of investing in the Fund. Performance information prior to October 24, 2016 for Class A and Class I shares reflects the historical performance, fees and expenses of the then-existing Advisor and Investor Class shares, respectively, of the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”). Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on October 24, 2016. Performance information prior to October 24, 2016 for Class C, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. As of December 31, 2016, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). As of December 31, 2016, Class F shares had not commenced operations and performance is that of the Fund’s Class I shares. SIMNA served as the investment manager to the Predecessor Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:
•
Assume reinvestment of all dividends and distributions

•
Would be different if the Fund’s fees and expenses were reflected for periods prior to October 24, 2016

•
Would be lower if the Predecessor Fund's and the Fund's operating expenses had not been limited.

The bar chart:
•
Shows how the Fund’s total return has varied from year to year

•
Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•
Shows the returns of the Fund’s Class A shares. Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)
Highest/Lowest quarterly results during the periods shown in the bar chart were:
Highest 18.56% (2nd quarter, 2009)     Lowest -21.13% (4th quarter, 2008)
Average Annual Total Returns. The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes and are shown only for Class A shares. After-tax returns will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.
Average annual total returns for periods ending December 31, 2016 (including sales charges)
Share Classes	1 Year	5 Years	10 Years
Class A – Return Before Taxes	11.45%	13.31%	8.22%
– After Taxes on Distributions	11.02%	10.11%	6.47%
– After Taxes on Distributions and Sale of Fund Shares	6.85%	9.83%	6.23%
Share Classes (Return Before Taxes)
Class T	14.97%	14.02%	8.57%
Class C	17.06%	14.86%	9.10%
Class I	18.36%	14.92%	9.13%
Class R3	18.20%	14.89%	9.11%
Class R4	18.20%	14.89%	9.11%
Class R5	18.36%	14.92%	9.13%
Class Y	18.37%	14.92%	9.13%
Class F	18.36%	14.92%	9.13%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	17.59%	14.54%	7.69%
MANAGEMENT. The Fund’s investment manager is Hartford Funds Management Company, LLC. The Fund’s sub-adviser is Schroder Investment Management North America Inc.
Portfolio Manager	Title	Involved with Fund Since
Jenny B. Jones	Portfolio Manager	2006

Purchase and sale of fund shares. Not all share classes are available for all investors. Minimum investment amounts may be waived for certain accounts. Certain financial intermediaries may impose different restrictions than those described below.
Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A, Class C and Class I	$2,000 for all accounts except: $250, if establishing an Automatic Investment Plan (“AIP”), with recurring monthly investments of at least $50	$50
Class T*	$2,000	$50
Class R3, Class R4 and Class R5	No minimum initial investment	None
Class Y	$250,000 This requirement may be waived for certain investors as set forth in the section entitled “Classes of Shares – Investor Requirements” in the Fund’s statutory prospectus.	None
Class F	Generally, there is no minimum initial investment. There is a $1,000,000 minimum initial investment for certain eligible investors as set forth in the section entitled “Classes of
	Shares – Investor Requirements” in the Fund’s statutory prospectus.	None
*
Class T shares are currently not available for purchase.

For more information, please see the “How To Buy And Sell Shares” section of the Fund’s statutory prospectus.
You may sell your shares of the Fund on those days when the New York Stock Exchange is open, typically Monday through Friday. You may sell your shares through your financial intermediary. With respect to certain accounts, you may sell your shares on the web at www.hartfordfunds.com, by phone by calling 1-888-843-7824, by electronic funds transfer, or by wire. In certain circumstances you will need to write to Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 to request to sell your shares. For overnight mail, please send the request to Hartford Funds, 30 Dan Road, Suite 55022, Canton, MA 02021-2809.
TAX INFORMATION. The Fund’s distributions are generally taxable, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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8March 1, 2017 SUM-SCHSMO_030117